RELATED PARTIES (Details) CLF in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLF
Related parties
Current receivables due from related parties	$ 9,419,050	$ 11,875,408
Non-current receivables due from related parties	98,941	138,346
Current accounts payable to related entities	56,103,461	39,541,968		CLF 56,103,461	CLF 39,541,968
Non-current payables to related parties	11,557,723	10,790,089		11,557,723	10,790,089
Transactions
Purchase of services	1,852,076
Sale of fixed assets	3,798,908	8,808,018	$ 1,564,309
Shareholder related
Related parties
Current accounts payable to related entities	58,668
Shareholder
Related parties
Current accounts payable to related entities | CLF				2,365
Shareholder | Sale of raw materials and other
Transactions
Sale of goods	523,958	197,288
Shareholder | Sale of services and others
Transactions
Sale of services	359,739	447,092
Shareholder | Sale of Finished Products
Transactions
Sale of goods	59,018,653	44,982,749
Embonor S.A. | Shareholder
Related parties
Current receivables due from related parties	3,870,800	3,643,603
Current accounts payable to related entities | CLF				378,718	118,314
Transactions
Sale of fixed assets	357,000
Dividend distribution	541,188
Coca-Cola de Chile S.A. | Shareholder
Related parties
Current receivables due from related parties	62,756	16,024
Non-current receivables due from related parties	98,941	138,346
Current accounts payable to related entities | CLF				19,134,864	18,897,093
Transactions
Minimum dividend	35,474
Coca-Cola de Chile S.A. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	174,892,744	139,193,479
Coca-Cola de Chile S.A. | Shareholder | Purchase of advertising services
Transactions
Purchase of services	3,290,184	2,890,638
Coca-Cola de Chile S.A. | Shareholder | Water source lease
Transactions
Leases as lessee	4,727,676	3,847,817
Coca-Cola de Chile S.A. | Shareholder | Sale of raw materials and other
Transactions
Sale of goods	1,720,061	1,169,944
Coca-Cola de Argentina | Director related
Related parties
Current receivables due from related parties	2,490,194	4,558,753
Alimentos de Soja S.A.U. | Shareholder
Related parties
Current receivables due from related parties	166,813	308,882
Current accounts payable to related entities | CLF				277,708	402,581
Alimentos de Soja S.A.U. | Shareholder | Purchase of Products
Transactions
Purchase of goods	11,658	80,761
Alimentos de Soja S.A.U. | Shareholder | Payment of fees and services
Transactions
Payment of fees and services	2,973,907	1,373,594
Embotelladora Iquique S.A. | Shareholder
Related parties
Current receivables due from related parties	155,264	292,801
Transactions
Minimum dividend	339,562	118,314
Embotelladora Iquique S.A. | Shareholder | Sale of Finished Products
Transactions
Sale of goods	4,220,323	167,430
Envases CMF S.A. | Shareholder
Transactions
Sale of goods	11,939,711	6,344,834
Envases CMF S.A. | Associate
Related parties
Current receivables due from related parties	1,266,871	773,732
Current accounts payable to related entities | CLF				7,609,951	3,856,973
Envases CMF S.A. | Associate | Purchase of containers
Transactions
Purchase of goods	7,625,273	5,992,443
Envases CMF S.A. | Associate | Purchase of bottles
Transactions
Purchase of goods	17,713,063	12,210,449
Envases CMF S.A. | Associate | Purchase of raw materials
Transactions
Purchase of goods	24,883,194	16,055,991
Envases CMF S.A. | Associate | Purchase of caps
Transactions
Purchase of goods	153,142	91,778
Envases CMF S.A. | Associate | Purchase services and others
Transactions
Purchase of services	1,325,941	520,221
Envases CMF S.A. | Associate | Sale of services and others
Transactions
Sale of services	1,430	1,578
Envases CMF S.A. | Associate | Sale of Finished Products
Transactions
Sale of goods		2,380,574
Guallarauco | Associate
Related parties
Current receivables due from related parties	12,230
Monster | Shareholder
Related parties
Current accounts payable to related entities | CLF				2,173,901	1,156,786
Monster | Associate
Related parties
Current receivables due from related parties	87,865	41,878
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder
Related parties
Current accounts payable to related entities | CLF				9,893,495	4,848,196
Transactions
Advertising participation payment	3,230,351
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	129,275,444	81,198,463
Serv. y Prod. para Bebidas Refrescantes S.R.L. | Shareholder | Advertising participation payment
Transactions
Advertising participation payment	5,201,881	6,395,881
Coca-Cola del Valle New Ventures S.A. | Associate
Related parties
Current receivables due from related parties	371,907	1,401,898
Current accounts payable to related entities | CLF				367,186	490,758
Coca-Cola del Valle New Ventures S.A. | Associate | Purchase services and others
Transactions
Purchase of services	4,436,600	4,410,223
Coca-Cola del Valle New Ventures S.A. | Associate | Sale of services and others
Transactions
Sale of services	442,566	397,659
Recofarma do Industrias Amazonas Ltda. | Shareholder
Related parties
Current accounts payable to related entities | CLF				13,770,200	7,926,109
Non-current payables to related parties | CLF				11,557,723	10,790,089
Recofarma do Industrias Amazonas Ltda. | Shareholder | Purchase of concentrates
Transactions
Purchase of goods	69,785,833	71,959,416
Recofarma do Industrias Amazonas Ltda. | Shareholder | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	100,072	220,708
Leao Alimentos e Bebidas Ltda. | Associate
Related parties
Current accounts payable to related entities | CLF				577,723	1,323,609
Leao Alimentos e Bebidas Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	293,677
Envases del Pacfico S.A. | Director related
Related parties
Current accounts payable to related entities | CLF					3,414
Envases del Pacfico S.A. | Director related | Purchase of raw materials and materials
Transactions
Purchase of goods	265,503	427
Comercializadora Nova Verde | Shareholder
Related parties
Current receivables due from related parties	934,350	837,837
Current accounts payable to related entities | CLF				CLF 1,858,682	CLF 518,135
Comercializadora Nova Verde | Shareholder | Purchase of raw materials
Transactions
Purchase of goods	4,519,948	1,009,547
Comercializadora Nova Verde | Shareholder | Sale of services and others
Transactions
Sale of services	11,183	459,707
Comercializadora Nova Verde | Shareholder | Sale of packaging and raw materials
Transactions
Sale of goods	6,210	10,914
Comercializadora Nova Verde | Shareholder | Sale of Finished Products
Transactions
Sale of goods	8,937,506	2,050,156
Parque Arauco S.A. | Director related | Space lease
Transactions
Leases as lessee	69,151
Sorocaba Refrescos S. A. | Associate | Purchase of Products
Transactions
Purchase of goods	2,667,326	3,671,472
KAIK Participacoes | Associate | Reimbursement and other purchases
Transactions
Reimbursement and other purchases	21,180	14,162
Latam Airlines Group S.A. | Director related | Purchase of Products
Transactions
Purchase of goods	18,695	$ 85,140
Latam Airlines Group S.A. | Director related | Sale of products
Transactions
Sale of goods	269,688
Trop Frutas do Brasil Ltda. | Associate | Purchase of Products
Transactions
Purchase of goods	2,736,529
Sinea S.A. | Director related | Purchase of raw materials
Transactions
Purchase of goods	$ 2,294,594